MDP Low Volatility Fund
Schedule of Investments
October 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 93.14% Shares Fair Value
SPDR® S&P 500® ETF Trust
(a)(b)
1,800 $ 752,760
Total Exchange-Traded Funds (Cost $741,946) 752,760
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PUT OPTIONS PURCHASED — 2.03%
SPDR® S&P 500® ETF Trust
(c)
16 $ 669,120 $ 414.00 1/19/24 $ 16,392
Total Options Purchased (Cost
$16,733) 16,392
MONEY MARKET FUNDS - 0.93% Shares
Federated Hermes Government Obligations Fund - Institutional
Class, 5.22%
(d)
7,483 $ 7,483
Total Money Market Funds (Cost $7,483) 7,483
Total Investments — 96.10% (Cost $766,162) 776,635
Other Assets in Excess of Liabilities — 3.90% 31,528
NET ASSETS — 100.00% $ 808,163
(a) All or a portion of the security is held as collateral for written options.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of October 31, 2023, the percentage of net assets invested in SPDR® S&P 500® ETF Trust was 93.14% of the Fund.
(c) Non-income producing security.
(d) Rate disclosed is the seven day effective yield as of October 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

MDP Low Volatility Fund
Schedule of Open Written Options Contracts
October 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS — (0.60)%
SPDR® S&P 500® ETF Trust
(a)
(16) $ (669,120) $ 435.00 12/15/23 $ (4,856)
WRITTEN PUT OPTIONS — (0.62)%
SPDR® S&P 500® ETF Trust
(a)
(16) (669,120) 394.00 12/15/23 (4,976)
Total Written Options (Premiums Received $9,965) $ (9,832)
(a) Non-income producing security.